Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of useful life of intangible assets
	Licenses	Customer relationships	Trade name	Technology

Useful life	Indefinite	Definite 10.58 years	Definite 10.58 years	Definite 8.67 years

Amortization method	Not amortized	Straight-line	Straight-line	Straight-line

Schedule of straight-line basis over the useful life of the assets
Percentage
Communication & equipment	15
Office furniture and equipment	7-10
Computers and software	33
Leasehold improvements	see below